Cost, Gross Unrealized Holding Gains and Losses and Fair Value for Investment Securities by Major Security Types (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Cost	¥ 26,240	¥ 28,149
Fair value	50,954	45,933
Marketable equity securities
Schedule of Available-for-sale Securities [Line Items]
Cost	17,915	19,890
Gross unrealized holding gains	33,047	26,072
Gross unrealized holding losses	8	29
Fair value	50,954	45,933
Other securities
Schedule of Available-for-sale Securities [Line Items]
Cost	¥ 8,325	¥ 8,259